Financial Assets & Liabilities - Fair Value Measurements (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current		$ 600	$ 600
Shares retained (as percent)	19.90%
Kyndryl stock, unrealized gain		126
Common Stock
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments		807
Kyndryl Holdings, Inc
Financial assets and financial liabilities measured at fair value on a recurring basis:
Period in which shares are intended to be disposed of after separation	12 months
Recurring
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		2,766	8,306
Total assets		4,608	9,151
Total liabilities		162	627
Recurring | Prepaid expenses and other current assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets		358	85
Recurring | Investments and sundry assets
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative assets		40	151
Recurring | Other accrued expenses and liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities		60	587
Recurring | Other liabilities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivative liabilities		103	40
Recurring | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments		0	2
Recurring | Level 1 | Money market funds
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		263	148
Recurring | Level 2
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - current		600	600
Recurring | Level 2 | Interest rate contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets		12	100
Recurring | Level 2 | Foreign exchange contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives designated as hedging - Assets		359	111
Derivatives designated as hedging - Liabilities		117	580
Derivatives not designated as hedging - Assets		21	13
Derivatives not designated as hedging - Liabilities		42	47
Recurring | Level 2 | Time deposits and certificates of deposit
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		1,903	7,658
Recurring | Level 2 | U.S. government securities
Financial assets and financial liabilities measured at fair value on a recurring basis:
Cash equivalents		599	500
Recurring | Level 1 And 2 | Equity contracts
Financial assets and financial liabilities measured at fair value on a recurring basis:
Derivatives not designated as hedging - Assets		6	12
Derivatives not designated as hedging - Liabilities		4
Recurring | Level 1, 2 and 3
Financial assets and financial liabilities measured at fair value on a recurring basis:
Debt securities - noncurrent		37	$ 7
Recurring | Common Stock | Level 1
Financial assets and financial liabilities measured at fair value on a recurring basis:
Equity investments		$ 807